Vessels, net - Summary of vessels, net (Details) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Accumulated Depreciation
Depreciation for the period	$ (354,000)	$ (2,192,911)	$ (4,896,000)	$ (2,151,977)	$ (2,479,432)
Net Book Value
Net Book Value at the beginning			45,728,000
Depreciation for the period	(354,000)	(2,192,911)	(4,896,000)	(2,151,977)	(2,479,432)
Net Book Value at the end	45,728,000		63,672,000
Oceanpal inc
Vessel cost
Vessel cost at the beginning		47,405,161		38,600,196
Additions and improvements				1,474,965
Vessel cost at the end				47,405,161	38,600,196
Accumulated Depreciation
Accumulated depreciation at the beginning		(15,155,862)		(13,139,306)
Accumulated depreciation at the end				(15,155,862)	(13,139,306)
Net Book Value
Net Book Value at the beginning		$ 32,249,299		25,460,890
Additions and improvements				1,474,965
Net Book Value at the end				$ 32,249,299	$ 25,460,890
Vessels
Vessel cost
Vessel cost at the beginning			46,082,000
Vessels contributed by DSI	46,040,000
Vessel acquisitions			22,000,000
Additions for improvements			694,000
Additions and improvements	42,000
Vessel cost at the end	46,082,000		68,776,000
Accumulated Depreciation
Accumulated depreciation at the beginning			(354,000)
Depreciation for the period	(354,000)		(4,750,000)
Accumulated depreciation at the end	(354,000)		(5,104,000)
Net Book Value
Net Book Value at the beginning			45,728,000
Vessels contributed by DSI	46,040,000
Vessel acquisitions			22,000,000
Additions for improvements			694,000
Additions and improvements	42,000
Depreciation for the period	(354,000)		(4,750,000)
Net Book Value at the end	$ 45,728,000		$ 63,672,000